COMBINED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues:
Real estate management revenue	$ 275,766	$ 277,833	$ 746,681	$ 732,367	$ 997,854	$ 993,602	$ 1,063,270
Land resource management revenue	7,310,224	1,223,328	8,063,093	3,213,419	4,341,767	2,872,670	2,557,013
Rental income revenue	443,972	432,246	1,331,987	1,330,589	1,790,087	1,812,874	1,793,996
Total revenues	8,029,962	1,933,407	10,141,761	5,276,375	7,129,708	5,679,146	5,414,279
Costs and expenses:
Real estate management costs	237,127	243,287	758,922	752,601	1,010,413	1,016,444	1,127,137
Land resource management costs	2,147,989	1,319,007	7,115,613	3,637,390	4,670,340	4,436,374	5,612,485
Rental income costs	209,243	244,173	651,190	715,896	934,013	964,880	995,448
General and administrative expense	599,473	433,303	1,574,795	1,402,391	1,881,691	1,791,381	2,438,220
Gain on sale of assets	(375)	(4,609)	(3,475)	(4,609)	(4,609)	(19,165)
Total costs and expenses	3,193,457	2,235,161	10,097,045	6,503,669	8,491,848	8,189,914	10,173,290
Operating income (loss) from continuing operations	4,836,505	(301,754)	44,716	(1,227,294)	(1,362,140)	(2,510,768)	(4,759,011)
Other income and (expense):
Interest and other income	44	150	2,330	3,091	3,315	11,259	21,591
Interest expense	(254,513)	(262,585)	(770,479)	(861,795)	(1,128,087)	(1,415,031)	(1,261,339)
Total other income and expense	(254,469)	(262,435)	(768,149)	(858,704)	(1,124,772)	(1,403,772)	(1,239,748)
Income (loss) from continuing operations before income taxes	4,582,036	(564,189)	(723,433)	(2,085,998)	(2,486,912)	(3,914,540)	(5,998,759)
Provision (credit) for income taxes on continuing operations:
Current income taxes on continuing operations					67,000	2,000	(3,000)
Deferred income taxes on continuing operations					(1,339,000)	(1,329,000)	(2,180,000)
Provision (credit) for income taxes	1,402,000	(192,000)	(402,000)	(709,000)	(1,272,000)	(1,327,000)	(2,183,000)
Net income (loss) before discontinued operations	3,180,036	(372,189)	(321,433)	(1,376,998)	(1,214,912)	(2,587,540)	(3,815,759)
Discontinued operations	2,298	(173)	4,719	(3,212)	(66,722)	169,775	616,679
Provision (credit) for income taxes on discontinued operations:
Current income taxes on discontinued operations					(1,000)		0
Deferred income taxes on discontinued operations					(22,000)	57,000	210,000
Provision (credit) for income taxes on discontinued operations	1,000	0	2,000	(1,000)	(23,000)	57,000	210,000
Net income (loss) from discontinued operations	1,298	(173)	2,719	(2,212)	(43,722)	112,775	406,679
Net income (loss)	$ 3,181,334	$ (372,362)	$ (318,714)	$ (1,379,210)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Earnings (loss) per weighted average combined share:
Net income (loss) before discontinued operations (per share)	$ 1.30	$ (0.15)	$ (0.13)	$ (0.56)	$ (0.49)	$ (1.06)	$ (1.56)
Income (loss) from discontinued operations, net of tax (per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ 0.05	$ 0.17
Basic income (loss) per weighted average combined share (per share)	$ 1.30	$ (0.15)	$ (0.13)	$ (0.56)	$ (0.51)	$ (1.01)	$ (1.39)